Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Legal proceedings provision [abstract]
Opening Balance	$ 3,391	$ 2,247
Additions	3,937	997
Use of provision	(454)	(654)
Accruals and charges	285	350
Others		(52)
Cumulative translation adjustment	(133)	503
Closing Balance	$ 7,026	$ 3,391